Other Non-Current Liabilities (Schedule of Other Non-Current Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Asbestos liabilities	$ 285	$ 312
Deferred taxes	202	203
Postemployment benefits	24	29
Income taxes payable	22	20
Environmental	12	12
Other	140	122
Other non-current liabilities	$ 685	$ 698